Other disclosures - Management board remunerations (Details) - Management Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Remuneration
Short-term employee benefits	€ 4,238	€ 3,685
Termination benefits	1,360
Stock-based compensation	(2,231)	3,611
Total remuneration	€ 3,367	€ 7,296